Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 21, 2019
Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	0000806564
Amendment Flag	false
Document Creation Date	Jun. 21, 2019
Document Effective Date	Jun. 21, 2019
Prospectus Date	Feb. 28, 2019
Morgan Stanley Mortgage Securities Trust | A
Prospectus:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Prospectus:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley Mortgage Securities Trust | Class C
Prospectus:
Trading Symbol	MSMTX
Morgan Stanley Mortgage Securities Trust | Class IS
Prospectus:
Trading Symbol	MORGX